CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 42,441	¥ 295,463		¥ 560,356	¥ 484,101
Prepayments and other current assets	186,774	1,300,284		1,673,584
Total current assets	549,179	3,823,276		4,407,888
Intangible assets	23,883	166,267		317,885
Total assets	947,545	6,596,620		6,556,923
Current liabilities
Accrued expenses and other current liabilities	130,299	907,119		483,832
Total current liabilities	538,478	3,748,769		3,102,655
Non-current liabilities
Total non-current liabilities	14,222	99,012		40,416
Total liabilities	552,700	3,847,781		3,143,071
Equity
Ordinary shares	$ 36	¥ 249		¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000
Ordinary shares, shares issued	389,331,544	389,331,544		389,331,544
Ordinary shares, shares outstanding	389,331,544	389,331,544		389,331,544
Less: Treasury stock	$ (44,664)	¥ (310,942)		¥ (304,535)
Additional paid-in capital	1,309,074	9,113,512		9,061,979
Accumulated other comprehensive income	42,199	293,784		284,079
Accumulated deficit	(917,288)	(6,385,974)		(5,691,409)
Total Tuniu Corporation shareholders' equity	389,357	2,710,629		3,350,363
Total liabilities, redeemable noncontrolling interests and equity	$ 947,545	¥ 6,596,620		¥ 6,556,923
Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000		100,000,000
Class A ordinary shares
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000		780,000,000
Ordinary shares, shares issued	371,958,044	371,958,044		371,958,044
Ordinary shares, shares outstanding	371,958,044	371,958,044		371,958,044
Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000		120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500		17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500		17,373,500
Parent Company [Member]
Current assets
Cash and cash equivalents	$ 48	¥ 336		¥ 250
Amounts due from subsidiaries and Affiliated Entities	1,017,311	7,082,315		7,116,514
Prepayments and other current assets	34	237		226
Total current assets	1,017,393	7,082,888		7,116,990
Intangible assets	6,821	47,484		211,540
Total assets	1,024,214	7,130,372		7,328,530
Current liabilities
Accrued expenses and other current liabilities	1,307	9,102		10,989
Total current liabilities	1,307	9,102		10,989
Non-current liabilities
Investments deficit in subsidiaries and Affiliated Entities	633,549	4,410,640		3,967,178
Total non-current liabilities	633,549	4,410,640		3,967,178
Total liabilities	634,856	4,419,742		3,978,167
Equity
Ordinary shares	$ 36	¥ 249		¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000
Ordinary shares, shares issued				389,331,544
Ordinary shares, shares outstanding				388,331,544
Less: Treasury stock	$ (44,664)	¥ (310,942)		¥ (304,535)
Additional paid-in capital	1,309,074	9,113,512		9,061,979
Accumulated other comprehensive income	42,199	293,784		284,079
Accumulated deficit	(917,288)	(6,385,974)		(5,691,409)
Total Tuniu Corporation shareholders' equity	389,357	2,710,629		3,350,363
Total liabilities, redeemable noncontrolling interests and equity	$ 1,024,213	¥ 7,130,371		¥ 7,328,530
Parent Company [Member] | Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000		100,000,000
Parent Company [Member] | Class A ordinary shares
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000		780,000,000
Ordinary shares, shares issued				371,958,044
Ordinary shares, shares outstanding				371,958,044
Parent Company [Member] | Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000		120,000,000
Ordinary shares, shares issued				17,373,500
Ordinary shares, shares outstanding				17,373,500